Operating segments (Tables)	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
Disclosure of geographical areas
Revenues from continuing operations by geographic area, which are attributed to countries based on customer location for the years ended December 31, are as follows:

Revenues	2018	2017
China	$30,791	$76,558
Germany	28,685	18,984
U.S.	23,505	14,881
Japan	3,901	2,579
Belgium	3,531	308
Denmark	1,889	808
UK	1,431	943
Netherlands	892	374
Canada	366	551
Taiwan	287	483
France	276	1,755
Poland	213	2,455
Finland	198	379
Norway	187	37
Spain	168	5
Other countries	266	188
	$96,586	$121,288
Non-current assets by geographic area are as follows:

	December 31,	December 31,
Non-current assets	2018	2017
Canada	$65,346	$60,481
U.S.	4,880	13,622
China	14,012	692
Denmark	269	60
	$84,507	$74,855